Employee Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Activity
The maximum number of shares of the Corporation’s common stock reserved for issuance over the term of the Plans, shares outstanding under the Plans, and shares remaining under the Plans, after giving effect to the Exchange Ratio, as of September 30, 2021, and December 31, 2020, were as follows:

September 30, 2021	Shares Authorized Under Plans	Shares Outstanding Under Plans	Shares Remaining Under Plans
2014 Plan	54,402,264	42,441,719	N/A
2020 Plan	30,641,401	1,782,986	28,858,415
2020 MIP	33,426,983	33,426,983	—

December 31, 2020	Shares Authorized Under Plan	Shares Outstanding Under Plan	Shares Remaining Under Plan
2014 Plan	54,402,264	36,557,759	17,844,505

Summary of Stock-Based Compensation Cost	Compensation cost presented in salaries and
benefits in the accompanying Condensed Consolidated Statements of Operations and Comprehensive Loss were as follows:

Three Months Ended September 30,	2021	2020
	(in thousands)
Stock options	$1,665	$1,500
RSUs	17,396	—
PRSUs	27,675	—
ESPP	67	—
Total compensation cost recognized for stock-based compensation plans	$46,803	$1,500

Nine Months Ended September 30,	2021	2020
	(in thousands)
Stock options	$6,734	$4,949
RSUs	45,725	—
PRSUs	80,016	—
ESPP	67	—
Total compensation cost recognized for stock-based compensation plans	$132,542	$4,949

Schedule of Assumptions to Estimate Fair Value of Stock Options on Weighted Average Basis
The assumptions that the Corporation used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted for the nine months ended September 30, 2021 and 2020, respectively, were as follows:

Nine Months Ended September 30,	2021	2020
Weighted-average risk-free interest rate	1.06%	0.84%
Expected term (in years)	6.06	4.66
Expected volatility	37.74%	34.60%
Expected dividend yield	—	—

The assumptions that the Corporation used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted for the years ended December 31, 2020 and 2019, respectively, were as follows:

Year ended December 31,	2020	2019
Weighted-average risk-free interest rate	0.84%	1.95%
Expected term (in years)	4.68	6.29
Expected volatility	34.66%	28.37%
Expected dividend yield	0.00	0.00

Summary of Stock Option Activity
A summary of option activity under the 2020 Plan during the nine months ended September 30, 2021 is as follows:

	Number of options	Weighted-average exercise price
Outstanding, January 1, 2021	—	$—
Granted during 2021	1,937,968	8.88
Exercised	—	—
Forfeited	(154,982)	8.87
Outstanding, September 30, 2021	1,782,986	$8.88
A summary of option activity under the 2014 Plan during the nine months ended September 30, 2021 is as follows:

	Number of options	Weighted-average exercise price
Outstanding, January 1, 2021	36,513,193	$2.26
Granted during 2021	—	—
Exercised	(3,843,472)	1.43
Forfeited	(974,874)	2.78
Outstanding, September 30, 2021	31,694,847	$2.29

A summary of option activity under the Plan, after reverse capitalization, during the years ended December 31, 2020 and 2019, respectively, is as follows:

	Number of options(1)	Weighted-average exercise price(1)
Outstanding, January 1, 2019	27,046,177	$1.31
Granted during 2019	8,828,538	1.99
Exercised	(916,527)	0.74
Forfeited	(6,768,713)	1.57
Outstanding, December 31, 2019	28,189,475	1.48
Granted during 2020	14,386,426	3.59
Exercised	(1,297,977)	1.53
Forfeited	(4,720,165)	1.88
Outstanding, December 31, 2020	36,557,759	$2.25
__________________
(1)Amounts in the above table have been adjusted to reflect the exchange of Legacy Clover’s common stock at an exchange ratio of approximately 2.0681 in January 2021 as a result of the application of reverse capitalization. See Note 3 (Reverse Capitalization) for details.

Summary of Total RSU activity
A summary of total RSU activity for the nine months ended September 30, 2021, is presented below:

Nine Months Ended September 30, 2021
Granted	21,035,614
Released	(131,766)
Forfeited	(35,935)
Outstanding, September 30, 2021	20,867,913

Summary of Weighted Average Grant Date Fair Value of Performance Restricted Stock Units	The grant date fair value of Market PRSUs was determined using a Monte Carlo simulation model that incorporated multiple valuation assumptions, including the probability of achieving the specified market condition and the following assumptions:

Nine Months Ended September 30, 2021
Expected volatility(1)	40.70%
Risk-free interest rate(2)	0.50
Dividend yield(3)	—
_________________
(1) Expected volatility is based on a blend of peer group company historical data adjusted for the Corporation’s leverage.
(2) Risk-free interest rate based on U.S. Treasury yields with a term equal to the remaining Performance Period as of the grant date.
(3) Dividend yield was assumed to be zero as the Corporation does not anticipate paying dividends.

Summary of Total Performance Restricted Stock Units	A summary of total PRSU activity for the nine months ended September 30, 2021, is presented below:

Nine Months Ended September 30, 2021
Granted	27,699,171
Non-vested at September 30, 2021	27,699,171

Assumptions Used in ESPP Fair Value Determination	The assumptions that the Corporation used in the Black-Scholes option-pricing model to determine the fair value of the purchase rights under the ESPP for the nine months ended September 30, 2021, were as follows:

Nine Months Ended September 30, 2021
Weighted-average risk-free interest rate	0.06%
Expected term (in years)	0.42
Expected volatility	147.42%

Summary of Warrant Activity
A summary of activity relating to the warrants of the service providers during the nine months ended September 30, 2021 and 2020, respectively, is as follows:

	Number of warrants	Weighted-average exercise price
Outstanding, December 31, 2019	261,681	$3.00
Granted during 2020	—	—
Exercised	—	—
Forfeited	—	—
Outstanding, September 30, 2020	261,681	$3.00
Outstanding, December 31, 2020	261,681	$3.00
Granted during 2021	—	—
Exercised	(261,681)	3.00
Forfeited	—	—
Outstanding, September 30, 2021	—	$—

A summary of warrant activity during the years ended December 31, 2020 and 2019, respectively, is as follows:

	Number of warrants	Weighted-average exercise price
Outstanding, January 1, 2019	261,681	$3.00
Granted during 2019	—
Exercised	—
Forfeited	—
Outstanding, December 31, 2019	261,681	3.00
Granted during 2020	—
Exercised	—
Forfeited	—
Outstanding, December 31, 2020	261,681	$3.00